Derivative financial instruments - Effect on the Consolidated Statements of Profit or Loss and Other Comprehensive Income (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Derivative financial instruments
Unrealized (loss)/gain, net on derivatives	$ (443,334)	$ 138,363
Realized (loss)/gain, net on derivatives	(38,590)	204,955
FXSs
Derivative financial instruments
Unrealized (loss)/gain, net on derivatives	(374,741)	229,357
Realized (loss)/gain, net on derivatives	(85,050)	32,740
FFAs
Derivative financial instruments
Unrealized (loss)/gain, net on derivatives	(68,593)	(90,994)
Realized (loss)/gain, net on derivatives	$ 46,460	$ 172,215